Stockholders’ Equity (Deficit) - Reserved Shares for Future Issuance (Details) - shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 18, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Total common stock reserved (in shares)	3,330,198	3,061,555		107,085,760
Class of warrant or right, number of securities called by each warrant or right (in shares)			0.0756
Options to purchase common stock
Class of Stock [Line Items]
Total common stock reserved (in shares)	1,384,182	823,833		468,632
Convertible Preferred Stock
Class of Stock [Line Items]
Total common stock reserved (in shares)		0		106,301,580
Series A-1 Convertible Preferred Stock
Class of Stock [Line Items]
Total common stock reserved (in shares)		0		18,604,653
Series A-2 Convertible Preferred Stock
Class of Stock [Line Items]
Total common stock reserved (in shares)		0		13,291,208
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Total common stock reserved (in shares)		0		74,405,719
2018 Equity Incentive Plan
Class of Stock [Line Items]
Total common stock reserved (in shares)		0		315,548
2023 Equity Incentive Plan
Class of Stock [Line Items]
Total common stock reserved (in shares)	1,468,403	2,237,722		0